Long-Term Debt (Tables)	9 Months Ended
Sep. 30, 2014
Debt Disclosure [Abstract]
Schedule of future principal payments under borrowing arrangement	Future principal payments under the borrowing arrangement as of September 30, 2014 are as follows:
Year ended December 31:
2014	$—
2015	1,111
2016	2,222
2017	1,667
$5,000